Fair Value	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value
Fair Value

3. Fair Value

The following table details the fair value measurements of liabilities that are measured at fair value on a recurring basis:

	Fair Value Measurement at March 31, 2021
				Total
	Level 1	Level 2	Level 3	Fair Value
Contingent consideration - business combinations	$—	$—	$2,869	$2,869
Contingent consideration - earnout	—	—	43,193	43,193
Private warrant liability	—	—	47,444	47,444
	$—	$—	$93,506	$93,506

	Fair Value Measurement at December 31, 2020
				Total
	Level 1	Level 2	Level 3	Fair Value
Contingent consideration - business combinations	$—	$—	$3,549	$3,549
Contingent consideration - earnout	—	—	50,238	50,238
Private warrant liability	—	—	31,534	31,534
	$—	$—	$85,321	$85,321

Contingent Consideration – Business Combinations

The Company estimated the fair value of business combination contingent consideration related to 2021 acquisitions using the Monte Carlo simulation method. The fair value is based on the simulated revenue and net income of the Company over the maturity date of the contingent consideration. As of March 31, 2021, the key inputs used in the determination of the combined fair value of $1,596 included volatility of 38.1% to 68.5%, discount rate of 25.7% to 31.5% and weighted-average cost of capital of 25.7% to 32.5%.

The Company estimated the fair value of the 2020 business combination contingent consideration using the Monte Carlo simulation method. The fair value is based on the simulated stock price of the Company over the maturity date of the contingent consideration. As of December 31, 2020, the key inputs used in the determination of the fair value of $1,749 included current stock price of $14.27, strike price of $20.00, discount rate of 9% and volatility of 60%. As of March 31, 2021, the key inputs used in the determination of the fair value of $1,273 included current stock price of $17.70, strike price of $20.00, discount rate of 6.7% and volatility of 80%.

The Company estimated the fair value of the 2018 business combination contingent consideration using a variation of the income approach known as the real options method. The fair value is based on the present value of the contingent payments to be made using a weighted probability of possible payments. As of December 31, 2020, the key inputs used in the determination of fair value of $1,800 include projected revenues and expenses, discount rate of 9.96% to 9.98%, revenue volatility of 18.0% and weighted-average cost of capital of 21.5%. In January 2021, the 2018 business combination consideration was settled in full for a cash payment of $2,063.

Contingent Consideration - Earnout

The Company estimated the fair value of the earnout contingent consideration using the Monte Carlo simulation method. The fair value is based on the simulated price of the Company over the maturity date of the contingent consideration and increased by the certain employee forfeitures. As of March 31, 2021, the key inputs used in the determination of the fair value included exercise price of $20 and $22, volatility of 75%, and forfeiture rate of 16% and stock price of $17.70. As of December 31, 2020, the key inputs used in the determination of the fair value included exercise price of $18,  $20 and $22, volatility of 60%, and forfeiture rate of 16% and stock price of $14.27.

Private Warrants

The Company estimated the fair value of the private warrants using the Black-Scholes-Merton option pricing model. As of March 31, 2021, the key inputs used in the determination of the fair value included exercise price of $11.50, expected volatility of 35%, remaining contractual term of 4.73 years, and stock price of $17.70. As of December 31, 2020, the key inputs used in the determination of the fair value included exercise price of $11.50, expected volatility of 35%, remaining contractual term of 4.98 years, and stock price of $14.27.

Fair value measurements categorized within Level 3 are sensitive to changes in the assumptions or methodology used to determine fair value and such changes could result in a significant increase or decrease in the fair value.

The changes for Level 3 items measured at fair value on a recurring basis using significant unobservable inputs are as follows:

		Contingent
	Contingent	Consideration -	Private
	Consideration -	Business	Warrant
	Earnout	Combinations	Liability
Fair value as of January 1, 2021	$50,238	$3,549	$31,534
Additions	—	1,737	—
Settlements	(25,815)	(2,062)	—
Change in fair value, loss (gain) included in net loss(1)	18,770	(355)	15,910
Fair value as of March 31, 2021	$43,193	$2,869	$47,444

	Redeemable		Contingent
	Convertible		Consideration -
	Preferred Stock		Business
	Warrants	FVO Notes	Combinations
Fair value as of January 1, 2020	$6,684	$11,659	$100
Additions	—	—	—
Settlements	—	—	—
Change in fair value, loss (gain) included in net loss(1)	1,214	454	(80)
Change in fair value, (gain) included in other comprehensive income	—	(3,856)	—
Fair value as of March 31, 2020	$7,898	$8,257	$20
(1)

Changes in fair value of the redeemable convertible stock warrants and FVO Notes are included in other income (expense), net, and changes in fair value of contingent consideration related to business combinations are included in general and administrative expenses in the unaudited condensed consolidated statements of operations. Changes in fair value of the earnout contingent consideration and private warrant liability are disclosed separately in the unaudited condensed consolidated statements of operations.

Fair Value Disclosure

The fair value of debt approximates the unpaid principal balance and is considered a Level 2 measurement. See Note 6.

Note 3.   Fair Value

The following table details the fair value measurements of liabilities that are measured at fair value on a recurring basis:

	Fair Value Measurement at December 31, 2020
						Total
	Level 1		Level 2		Level 3	Fair Value
Contingent consideration - business combination	$		$		$3,549	$3,549
Contingent consideration - earnout (as restated)		—		—	50,238	50,238
Private warrant liability (as restated)		—		—	31,534	31,534
		$—		$—	$85,321	$85,321

	Fair Value Measurement at December 31, 2019
				Total
	Level 1	Level 2	Level 3	Fair Value
Redeemable convertible preferred stock warrants	$—	$—	$6,684	$6,684
Fair value option notes (“FVO Notes”)	—	—	11,659	11,659
Contingent consideration	—	—	100	100
	$—	$—	$18,443	$18,443

Redeemable Convertible Preferred Stock Warrants

The Company’s redeemable convertible preferred stock warrants are valued using key equity indicators and are classified within Level 3 of the fair value hierarchy. Management estimates the fair value of these liabilities using option pricing models and assumptions that are based on the individual characteristics of the warrants on the valuation date, as well as assumptions for future financings, expected volatility, expected life, yield, and risk-free interest rate.

A summary of key assumptions for determining the fair value of redeemable convertible preferred stock warrants at December 31, 2019 include:

	Expected
	term	Expected		Expected
	(in years)	volatility	Risk-free interest rate	dividend rate
Redeemable convertible preferred stock warrants	2 to 9	60%	0.23% to 2.11%	0%

The weighted average expected term and risk-free interest rate for redeemable convertible preferred stock warrants outstanding at December 31, 2019 is 6.36 and 1.72%, respectively.

Fair Value Option Notes

As discussed further in Note 6, the Company elected to measure certain convertible promissory notes at fair value in accordance with the fair value option. The FVO Notes are each a debt host financial instrument containing embedded features and /or options which would otherwise be required to be bifurcated from the debt-host and recognized as separate derivative liabilities subject to initial and subsequent periodic estimated fair value measurements under ASC 815, Derivatives and Hedging. The election for these specific convertible notes is due to the number and complexity of features that would require separate bifurcation absent this election.

The fair value of FVO Notes as of December 31, 2019 has been determined using a combination of the present value of the FVO Notes cash flows and the Black-Scholes option pricing model, using the following assumptions the significant inputs of principal value, interest rate spreads and curves, and embedded call option prices.

	December 31,
	2019
	FVO	FVO
	Note 1A	Note 2(1)
Initial principal value	$2,500	$3,000
Value upon maturity	$6,682	$6,602
Conversion price (per share)	$6.39	N/A
Value of Series B redeemable convertible preferred share	$14.12	N/A
Value of common stock	N/A	N/A
Expected term (years)	2	N/A
Volatility	39%	N/A
Risk free rate	1.58%	N/A
Estimated fair value of FVO Note	$5,079	$6,580
(1)

Due to the close proximity to the maturity date, January 24, 2020, the fair value of FVO Note 2 on December 31, 2019 was determined to equal the value upon maturity, excluding interest to be accrued between December 31, 2019 and maturity.

Contingent consideration

The Company estimated the fair value of $1,800 of the 2018 business combination contingent consideration using a variation of the income approach known as the real options method. The fair value is based on the present value of the contingent payments to be made using a weighted probability of possible payments. As of December 31, 2020, the key inputs used in the determination of fair value include projected revenues and expenses, discount rate of 9.96% to 9.98%, revenue volatility of 18.00% and weighted average cost of capital of 21.50%. As of December 31, 2019, the key assumptions used in the determination of fair value include projected revenues and expenses, discount rate of 15.26% to 16.26%, revenue volatility of 19.00% and weighted average cost of capital of 29.50%.

The Company estimated the fair value of $1,749 of the 2020 business combination contingent consideration using the Monte Carlo simulation method. The fair value is based on the simulated stock price of the Company over the maturity date of the contingent consideration. As of December 31, 2020, the key inputs used in the determination of the fair value included current stock price of $14.27, strike price of $20.00, discount rate of 9% and volatility of 60%.

The Company estimated the fair value of the earnout contingent consideration using the Monte Carlo simulation method. The fair value is based on the simulated price of the Company over the maturity date of the contingent consideration and increased by the certain employee forfeitures. As of December 31, 2020, the key inputs used in the determination of the fair value included exercise price of $18,  $20 and $22, volatility of 60%, and forfeiture rate of 16%.

Private Warrant Liability

As discussed further in Note 7, the Company estimated the fair value of our Private Warrants as of December 31, 2020 to be $31.5 million. The estimate is classified within Level 3 of the fair value hierarchy. Management estimates the fair value of these liabilities using the Black-Scholes-Merton Option pricing model using the Company’s stock price and assumptions including, expected volatility, remaining contractual life, dividend yield, and risk-free interest rate.

A summary of key assumptions for estimating the fair value of the Private Warrants at December 31, 2020 include:

		Expected
	Exercise	term	Expected		Expected
	Price	(in years)	volatility	Risk-free interest rate	dividend rate
Private Warrant Liability	$ 11.50	5	35%	0.36%	0%

Fair value measurements categorized within Level 3 are sensitive to changes in the assumptions or methodology used to determine fair value and such changes could result in a significant increase or decrease in the fair value.

The changes for Level 3 items measured at fair value on a recurring basis using significant unobservable inputs are as follows:

	Redeemable		Contingent		Contingent
	Convertible		Consideration -	Private	Consideration -
	Preferred Stock		Business	Warrants	Earnout
	Warrants	FVO Notes	Combinations	(as restated)	(as restated)
Fair value as of January 1, 2020	$6,684	$11,659	$100	$—	$—
Additions	1,762	—	1,749	33,961	50,238
Settlements	(11,030)	(8,698)	—	—	—
Change in fair value, loss (gain) included in net loss(1)	2,584	895	1,700	(2,427)	—
Gain on extinguishment of debt	—	(3,856)	—	—	—
Fair value as of December 31, 2020	$—	$—	$3,549	$31,534	$50,238

	Redeemable
	Convertible
	Preferred Stock		Contingent
	Warrants	FVO Notes	Consideration
Fair value as of January 1, 2019	$436	$—	$400
Additions	6,651	5,500	—
Settlements	(2,493)	—	—
Change in fair value, loss (gain) included in net loss(1)	2,090	6,159	(300)
Fair value as of December 31, 2019	$6,684	$11,659	$100
(1)

Changes in fair value of redeemable convertible preferred stock warrants, FVO Notes, and Private Warrants are included in other income (expense), net, and changes in fair value of contingent consideration are included in general and administrative expenses in the consolidated statements of operations.

Fair Value Disclosure

Except for the fair value option notes (“FVO” notes), the fair value of debt approximates the unpaid principal balance and is considered a Level 2 measurement. See Note 6.